Supplementary Cash Flow Information	6 Months Ended
Jun. 30, 2021
Supplemental Cash Flow Elements [Abstract]
Supplementary Cash Flow Information	Supplemental Cash Flow Information
Total cash, cash equivalents, restricted cash, and cash and restricted cash held for sale are as follows:

	June 30, 2021	December 31, 2020	June 30, 2020	December 31, 2019
	$	$	$	$
Cash and cash equivalents	258,351	348,785	461,152	353,241
Restricted cash – current	11,380	11,144	16,317	56,777
Restricted cash – non-current	40,521	45,961	61,948	44,849
Assets held for sale – cash	—	—	—	1,121
Assets held for sale – restricted cash	—	—	—	337
	310,252	405,890	539,417	456,325

The Company maintains restricted cash deposits relating to certain term loans, collateral for cross currency swaps (see Note 10), performance bond collateral, leasing arrangements, project tenders and amounts received from charterers to be used only for dry-docking expenditures and emergency repairs.